INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020
	$	$
Loss for the period	(2,764,939)	(7,615,864)
Combined federal and provincial statutory income tax rates	27%	27%

Expected income tax (recovery)	(747,000)	(2,056,000)
Change in statutory rates and other	(37,000)	(61,000)
Permanent differences	244,000	1,439,000
Adjustment to prior years provision versus statutory tax returns	34,000	(18,000)
Change in unrecognized deductible temporary differences	491,000	696,000
Total income tax recovery	(15,000)	-

Current income tax expense	16,000	-
Deferred tax (recovery)	(31,000)	-

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	2021	2020
	$	$
Deferred tax assets (liabilities)
Property equipment and other	487,000	185,000
Intangible assets	(956,000)	-
Non-capital losses available for future period	1,222,000	1,037,000
	753,000	1,222,000
Less: unrecognized deferred tax assets	(1,713,000)	(1,222,000)

Deferred tax liability	(960,000)	-

Disclosure of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	December 31, 2021	Expiry Date Range	December 31, 2020	Expiry Date Range
	$		$
Temporary differences
Property equipment and other	1,820,000	No expiry date	683,000	No expiry date
Non-Capital losses	4,529,000	2038 to 2041	3,840,000	2038 to 2040